FIRSTAR FUNDS

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                            International Equity Fund


                                December 3, 1999


                Supplement to the Prospectus dated March 1, 1999
                            (as amended May 24, 1999)


PAGE 71
-------

The fifth paragraph under the heading "Contingent Deferred Sales Charge - Retail B Shares" is replaced with the following:

         Shareowner organizations will receive commissions in connection with sales of Retail B Shares. A commission equal to 5% of the amount invested is paid to authorized dealers.


                                  FIRSTAR FUNDS

                                MidCap Index Fund


                                December 3, 1999


               Supplement to the Prospectus dated November 1, 1999



PAGE 11
-------

The fifth paragraph under the heading "Contingent Deferred Sales Charge - Retail B Shares" is replaced with the following:

         Shareowner organizations will receive commissions in connection with sales of Retail B Shares. A commission equal to 5% of the amount invested is paid to authorized dealers.


                                  FIRSTAR FUNDS

                         Core International Equity Fund


                                December 3, 1999


               Supplement to the Prospectus dated November 1, 1999



PAGE 9
------

The fifth paragraph under the heading "Contingent Deferred Sales Charge - Retail B Shares" is replaced with the following:

         Shareowner organizations will receive commissions in connection with sales of Retail B Shares. A commission equal to 5% of the amount invested is paid to authorized dealers.